RECENTLY IMPLEMENTED ACCOUNTING STANDARDS Narrative (Details) - USD ($)	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total lease liabilities	$ 31,087,000
Operating lease right-of-use assets	$ 25,609,000		$ 0
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total lease liabilities		$ 31,500,000
Operating lease right-of-use assets		27,000,000
Deferred rent receivables and exit cost accruals, net		$ 4,500,000